Financial assets at amortized cost	12 Months Ended
Dec. 31, 2024
Financial Assets At Amortized Cost
Financial assets at amortized cost
Note	20 | Financial assets at amortized cost

	12.31.24	12.31.23

Negotiable instruments	10,199	-